Cost of Sale (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Cost of Sale [Line Items]
Total cost of sale	RM 49,602,598	$ 11,775,097	RM 28,212,121	RM 84,102,118	$ 18,791,669	RM 130,201,026	RM 54,825,100
Cost of sales liquidated			959,666	959,666	214,426	408,980
Related Party [Member]
Cost of Sale [Line Items]
Total cost of sale	RM 12,804,754	$ 3,039,704	RM 1,095,340	RM 4,973,983	$ 1,111,380	RM 3,921,036